Long-Term Investments - Summary Of Equity Securities With Readily Determinable Fair Values (Detail) ¥ in Thousands	12 Months Ended
Mar. 31, 2022 CNY (¥)
Equity Securities With Readily Determinable Fair Value [Line Items]
Cost	¥ 1,292
Gross unrealized gains	0
Gross unrealized losses	(622)
Fair value	¥ 670